Finance Lease Liabilities : Lease payments recognized as an expense from a lessee position (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Lease and sublease payments recognised as expense [Abstract]
Minimum lease payment	₩ 111,530	₩ 158,859
Contingent rent payment	₩ (18,872)	₩ (21,024)